Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Balance at the beginning of year	$ (6,323,298)	$ (5,792,821)
Estimate of expected credit losses up 12 months	(1,846,559)	(2,375,250)
Estimate of expected credit losses longer than 12 months	(33,501)	(349,928)
Estimate for expected credit losses due to debt settlement	0	(156,112)
Impairment provision of accounts receivable	(1,880,060)	(2,881,290)
Uncollectible accounts	1,995,725	1,269,299
Add back of unused provisions	476,246	701,121
Effect of translation into presentation currency	(88,819)	380,393
Total	$ (5,820,206)	$ (6,323,298)